Debtors (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables, Net, Current [Abstract]
Summary of debtors

	30 Sep 22	31 Dec 21
	£	£
Trade debtors	9,732,164	8,911,840
Amounts owed by the groups associates and joint ventures	5,569,209	5,771,802
Deferred tax asset	5,218,041	4,104,324
Prepayments and accrued income	18,893,658	13,929,657
Corporation tax repayable	53,261	—
Other debtors	8,525,058	4,285,775

	47,991,391	37,003,398

	2021 £	2020 £
Trade debtors	8,911,840	5,821,677
Amounts owed by the Group’s associates and joint ventures	5,771,802	4,669,533
Deferred tax asset	4,104,324	2,770,219
Prepayments and accrued income	13,929,657	11,187,743
Corporation tax repayable	—	12,557
Deferred consideration receivable	—	—
Other debtors	4,285,775	4,594,370

	37,003,398	29,056,099